Subordinated indebtedness - Additional Information (Detail) $ in Billions	Jul. 21, 2020 CAD ($)
Disclosure Of Subordinated Indebtedness [Line Items]
Debentures principal amount	$ 1.0
Interest rate	2.01%
Debt instrument variable interest rate spread	1.28%
Borrowings maturity	July 21, 2030
Borrowings, interest rate term	The Debentures bear interest at a fixed rate of 2.01% per annum (paid semi-annually) until July 21, 2025, and at the three-month Canadian dollar bankers' acceptance rate plus 1.28% per annum thereafter (paid quarterly) until maturity on July 21, 2030.